Average Annual Total Returns - Steward Small-Mid Cap Enhanced Index Fund	Class A 1 Year	Class A 5 Years	Class A 10 Years	Institutional Class 1 Year	Institutional Class 5 Years	Institutional Class 10 Years	Institutional Class Return After Taxes on Distributions 1 Year	Institutional Class Return After Taxes on Distributions 5 Years	Institutional Class Return After Taxes on Distributions 10 Years	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Standard & Poor's 1000 Index (reflects no deduction for fees, expenses or taxes) 1 Year	Standard & Poor's 1000 Index (reflects no deduction for fees, expenses or taxes) 5 Years	Standard & Poor's 1000 Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	10.36%	10.43%	10.07%	10.66%	10.76%	10.38%	9.35%	8.93%	8.41%	6.91%	8.19%	8.06%	12.98%	12.37%	11.64%